Nature of operations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Nature of operations
Nature of operations

Note 1 Nature of operations

Charge Enterprises, Inc., through its subsidiaries (sometimes referred to herein as “we,” “us,” “our,” “Charge” or the “Company”) consists of a portfolio of global businesses with a vision to build the electrification and telecommunications infrastructure that will address and service requirements for EVC (“Electrical Vehicle Charging”) and WNI (“Wireless Network Infrastructure”) which includes 5G, tower, distributed antennae systems (“DAS”), small cell, and electrical infrastructure.

The Company operates in two segments: Telecommunications, which provides connection of voice calls, data and Short Message Services (SMS) to global carriers and Infrastructure which builds physical wireless network elements, provides electrical construction services and installs and maintains EV charging stations and infrastructure. Financial information about each business segment is contained in Note 14 Reportable segments.

Note 1 Nature of operations

Charge Enterprises, Inc. (“Charge Enterprises” or the “Company”, formerly known as “Transworld Holdings, Inc.” “GoIP Global, Inc.”) was incorporated on May 8, 2003 as E Education Network, Inc. (“EEN”) under the laws of the State of Nevada. On August 10, 2005, the Company’s name was changed to GoIP Global, Inc. On December 28, 2017, the Company was redomiciled in Colorado.

On April 30, 2020, the Company entered into a Share Exchange Agreement with TransWorld Enterprises Inc. (“TW”), a Delaware Corporation. As part of the exchange the Company agreed to issue 1,000,000 shares of Series D Preferred Stock and 1,000,000 shares of Series F Preferred Stock in exchange for all the equity interest of TW. As a holding company, TW focused on acquiring controlling interests in profitable basic businesses, primarily transportation companies, manufacturing, and consumer products businesses.

On July 13, 2020, the Board of Directors of the Company approved, subject to shareholder approval, (i) a Plan of Conversion, pursuant to which the Company converted from a corporation incorporated under the laws of the State of Colorado to a corporation incorporated under the laws of the State of Delaware (the “Reincorporation”), and such approval included the adoption of the Certificate of Incorporation (the “Delaware Certificate”) and the Bylaws (the “Delaware Bylaws”) for the Company under the laws of the State of Delaware, and a change in the name of the Company from GoIP Global, Inc. to Transworld Holdings, Inc., each that became effective concurrently with the effectiveness of the Reincorporation and (ii) a reverse stock split of outstanding common stock in a ratio of one-for-five hundred (1:500), (the “Reverse Split”), that became effective immediately prior to the effectiveness of the Reincorporation. On August 7, 2020, shareholder approval for these actions was obtained. The Reincorporation was effective October 1, 2020 and the reverse split was effective on October 6, 2020. Share amounts are reflected given effect to the reverse stock split on a retroactive basis.

On January 26, 2021, following its acquisitions of PTGI and GetCharged, we changed our name from Transworld Holdings, Inc. to Charge Enterprises, Inc.

Charge Enterprises, Inc. (the “Company” or “Charge”) consists of a portfolio of global businesses with a vision to build the electrification and telecommunications infrastructure that will address and service requirements for EVC (“Electrical Vehicle Charging”) and WNI ("Wireless Network Infrastructure") which includes 5G, tower, distributed antennae systems (“DAS”), small cell, and electrical infrastructure.  We operate in two segments: Telecommunications which provides connection of voice calls and data to global carriers and Infrastructure which builds physical wireless network elements, provides electrical construction services and designs and installs EV charging stations and infrastructure.